RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Related Party Transactions

12.  RELATED PARTY TRANSACTIONS

During the years ended December 31, 2010, 2011 and 2012 significant related party transactions were as follows:

	2010	2011	2012
	RMB	RMB	RMB
Commissions from Home Inns	18,190,563	17,660,504	35,932,452
Commissions from Hanting	9,509,062	7,965,109	10,988,806
Consideration for disposal majority equity share of Starway Hong Kong from Hanting	—	—	17,131,759
Commissions from Starway Hong Kong	—	—	7,118,150
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited (“Ananda”)	21,010,558	29,386,855	32,989,774
Printing expenses to Joyu Tourism Operating Group (“Joyu”)	2,160,000	2,160,000	2,160,000
Advertisement purchase from Focus Media Holding Limited (“Focus Media”)	299,925	—	—
Purchase of Shares of Hanting	461,239,269	—	—

The Company sold 51% equity of Starway Hong Kong to Hanting during 2012, with a total consideration amounted RMB17.1 million. Starway Hong Kong entered into agreements with us to provide hotel rooms for our customers. Commission from Starway Hong Kong for the years ended December 31, 2012 is presented as above.

The Company’s hotel supplier, Home Inns has two directors in common with the Company. Home Inns closed the acquisition of Motel 168 International Holdings Limited (“Motel 168”) on September 30, 2011 and consolidated its financial results thereafter. Commissions from Home Inns presented above include the commissions from Motel 168 starting from October 1, 2011 to December 31, 2012. Another hotel supplier, Hanting, has a director in common with the Company and a director who is a family member of one of our officers. Home Inns and Hanting have entered into agreements with us, respectively, to provide hotel rooms for our customers. Commissions from Home Inns and Hanting for the years ended December 31, 2010, 2011 and 2012 are presented as above.

The Company’s tour package supplier, Ananda is an associate of Wing On Travel. Tour package purchase from Ananda for the years ended December 31, 2010, 2011 and 2012 is presented as above.

The Company entered into printing agreements with TripTX Travel Media Group, one of the subsidiaries of Joyu Tourism Operating Group. Joyu Tourism Operating Group has a director in common with the Company. Total printing expense to Joyu Tourism Operating Group for the years ended December 31, 2010, 2011 and 2012 are presented as above.

The Company’s advertisement service supplier, Focus Media, has a director in common with the Company. The company entered into agreements with affiliates of Focus Media to purchase advertisement service. Advertisement purchase from Focus Media for the year ended December 31, 2010 is presented as above. There is no advertisement purchase from Focus Media for the years ended December 31, 2011 and 2012.

Up to December 31, 2012, the Company purchased 22,049,446 shares of Hanting at unit cost of US$3.0625, representing approximately 9% of Hanting’s total outstanding shares. Total cost of investment was RMB461 million (approximately US$67.5 million) then.

Up to December 31, 2012, the Company purchased 7,200,383 ADS of Home Inns at average unit cost of approximately US$13, representing approximately 15% of Home Inns’ total share in aggregate. Total cost of investment was RMB625 million (approximately US$92 million) then.

As of December 31, 2011 and 2012, significant balances with related parties were as follows:

	2011	2012
	RMB	RMB

Due from related parties:
Due from Home Inns	2,556,809	3,797,931
Due from Starway Hong Kong	—	903,094
Due from Hanting	1,009,091	627,145
Others	1,428,660	—
	4,994,560	5,328,170

Due to related parties:
Due to Ananda	8,585,648	9,215,726
Due to Hanting	—	1,000,000
Due to Joyu	360,000	180,000
Due to related parties of a VIE	249,910	—
	9,195,558	10,395,726

The amounts due from and due to related parties as of December 31, 2011 and 2012 primarily resulted from the transactions disclosed above and revenue received and expenses paid on behalf of each other. They are not collateralized, interest-free and have normal business payment terms.